Document and Entity Information Document	Sep. 25, 2026
Entity Information [Line Items]
Entity Central Index Key	0000825542
Amendment Flag	true
Entity Emerging Growth Company	false
Trading Symbol	SMG
Title of 12(b) Security	Common Shares, $0.01 stated value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	644-0011
City Area Code	(937)
Entity Address, Postal Zip Code	43041
Entity Address, State or Province	OH
Entity Address, City or Town	Marysville
Entity Address, Address Line One	14111 Scottslawn Road
Entity Tax Identification Number	31-1414921
Entity File Number	001-11593
Entity Incorporation, State or Country Code	OH
Entity Registrant Name	Scotts Miracle-Gro Co
Document Period End Date	Sep. 25, 2026
Document Type	8-K/A
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.02 of the Current Report on Form 8-K filed on September 11, 2026 (the “Original Form 8-K”) solely to correct a typographical error. As previously furnished, the Original Form 8-K reflected that Mr. Hanft had retired from the Board when, in fact, Mr. Hanft had resigned his position.